SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

STATEMENT OF CONDITION -- June 30, 2000 (unaudited)

 ASSETS:
   Investments in mutual funds:                      Shares      Cost       Value
                                                     -------  ----------  ----------
     AIM Variable Insurance Funds, Inc.
         V.I. Capital Appreciation Fund ("AIM1")...      878  $   34,675  $   33,824
         V.I. Growth Fund ("AIM2").................      976      35,676      33,016
         V.I. Growth and Income Fund ("AIM3")......    1,986      64,044      63,418
         V.I. International Equity Fund ("AIM4")...    3,380      93,318      88,246
     The Alger American Fund
         Growth Portfolio ("AL1")..................    1,184      73,263      67,950
         Income and Growth Portfolio ("AL2").......      315       4,573       4,467
         Small Capitalization Portfolio ("AL3")....      264      10,968       8,512
     Goldman Sachs Variable Insurance Trust
         CORE Large Cap Growth Fund ("GS1")........    6,070     104,027      98,878
         CORE Small Cap Equity Fund ("GS2")........      108       1,285       1,186
         CORE US Equity Fund ("GS3")...............      135       1,929       1,865
         Growth and Income Fund ("GS4")............    1,843      19,911      20,218
         International Equity Fund ("GS5").........    1,133      16,724      16,141
     MFS/Sun Life Series Trust
         Capital Appreciation Series ("CAS").......       41       2,083       2,035
         Massachusetts Investors Trust Series
         ("CGS")...................................       34       1,052       1,200
         Emerging Growth Series ("EGS")............    2,878     124,718     102,558
         Government Securities Series ("GGS")......   11,326     138,864     138,058
         High Yield Series ("HYS").................    2,222      19,898      18,195
         Massachusetts Investors Growth Stock
         Series ("MIS")............................    1,777      30,063      28,487
         New Discovery Series ("NWD")..............      575       9,965      10,090
         Total Return Series ("TRS")...............      266       4,938       4,613
         Utilities Series ("UTS")..................    1,651      31,072      30,613
     OCC Accumulation Trust
         Equity Portfolio ("OP1")..................      850      27,383      26,279
         Mid Cap Portfolio ("OP2").................      592       6,876       7,667
         Small Cap Portfolio ("OP3")...............      380       9,622       9,624
         Managed Portfolio ("OP4").................       26       1,089         975
     Sun Capital Advisers Trust
         Sun Capital Money Market Fund ("SCA1")....  160,642     160,642     160,642
         Sun Capital Investment Grade Bond Fund
         ("SCA2")..................................    4,837      45,286      45,229
         Sun Capital Real Estate Fund ("SCA3").....      109       1,051       1,133
         Sun Capital Select Equity Fund
         ("SCA 4").................................    1,003      14,625      13,103
         Sun Capital Blue Chip Mid-Cap Fund
         ("SCA 5").................................      295       3,757       4,337
         Sun Capital Investors Foundation Fund
         ("SCA 6").................................    2,288      25,950      25,923
                                                              ----------  ----------
             Net Assets:....................................  $1,119,326  $1,068,480
                                                              ==========  ==========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

STATEMENT OF CONDITION -- June 30, 2000 (unaudited) continued

                                                     Units   Unit Value    Value
 NET ASSETS APPLICABLE TO CONTRACT OWNERS:           ------  ----------  ----------
     AIM Variable Insurance Funds, Inc.
         V.I. Capital Appreciation Fund............   2,279   $14.3007   $   32,591
         V.I. Growth Fund..........................   2,528    12.5583       31,747
         V.I. Growth and Income Fund...............   5,240    11.8741       62,220
         V.I. International Equity Fund............   6,723    12.9327       86,946
     The Alger American Fund
         Growth Portfolio..........................   5,512    12.1199       66,805
         Income and Growth Portfolio...............     218    14.0237        3,057
         Small Capitalization Portfolio............     546    13.3053        7,265
     Goldman Sachs Variable Insurance Trust
         CORE Large Cap Growth Fund................   8,015    12.1988       97,774
         CORE Small Cap Equity Fund................      --    11.7803           --
         CORE US Equity Fund.......................      73    10.7724          786
         Growth and Income Fund....................   1,922     9.9939       19,208
         International Equity Fund.................   1,250    11.9843       14,980
     MFS/Sun Life Series Trust
         Capital Appreciation Series ("CAS").......      52    13.3625          695
         Massachusetts Investors Trust Series
         ("CGS")...................................      15    10.3405          155
         Emerging Growth Series ("EGS")............   6,651    15.4191      102,552
         Government Securities Series ("GGS")......  13,220    10.3643      137,016
         High Yield Series ("HYS").................   1,689    10.1641       17,167
         Massachusetts Investors Growth Stock
         Series ("MIS")............................   2,231    12.7688       28,487
         New Discovery Series ("NWD")..............     510    16.7792        8,557
         Total Return Series ("TRS")...............     458    10.0704        4,612
         Utilities Series ("UTS")..................   2,328    12.6027       29,339
     OCC Accumulation Trust
         Equity Portfolio..........................   2,788     9.0961       25,360
         Mid Cap Portfolio.........................     439    13.8206        6,067
         Small Cap Portfolio.......................     785    10.8723        8,535
         Managed Portfolio.........................      --     9.6819           --
     Sun Capital Advisers Trust
         Sun Capital Money Market Fund.............  15,365    10.3869      159,595
         Sun Capital Investment Grade Bond Fund....   4,301    10.2736       44,187
         Sun Capital Real Estate Fund..............      --    11.2539           --
         Sun Capital Select Equity Fund............     909    12.9762       11,795
         Sun Capital Blue Chip Mid-Cap Fund........     187    15.0896        2,822
         Sun Capital Investors Foundation Fund.....   2,197    11.2801       24,782
                                                                         ----------
             Net Assets Applicable to Contract Holders:................  $1,035,106
                                                                         ==========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

STATEMENT OF CONDITION -- June 30, 2000 (unaudited) continued

                                                     Units  Unit Value   Value
 NET ASSETS APPLICABLE TO SPONSOR:                   -----  ----------  -------
     AIM Variable Insurance Funds, Inc.
         V.I. Capital Appreciation Fund............    --    $     --   $ 1,232
         V.I. Growth Fund..........................    --          --     1,268
         V.I. Growth and Income Fund...............    --          --     1,197
         V.I. International Equity Fund............    --          --     1,300
     The Alger American Fund
         Growth Portfolio..........................    --          --     1,145
         Income and Growth Portfolio...............    --          --     1,410
         Small Capitalization Portfolio............    --          --     1,247
     Goldman Sachs Variable Insurance Trust
         CORE Large Cap Growth Fund................    --          --     1,105
         CORE Small Cap Equity Fund................    --          --     1,186
         CORE US Equity Fund.......................    --          --     1,078
         Growth and Income Fund....................    --          --     1,010
         International Equity Fund.................    --          --     1,160
     MFS/Sun Life Series Trust
         Capital Appreciation Series ("CAS").......    --          --     1,340
         Massachusetts Investors Trust Series
         ("CGS")...................................    --          --     1,045
         Emerging Growth Series ("EGS")............    --          --         6
         Government Securities Series ("GGS")......    --          --     1,042
         High Yield Series ("HYS").................    --          --     1,028
         Massachusetts Investors Growth Stock
         Series ("MIS")............................    --          --        --
         New Discovery Series ("NWD")..............    --          --     1,533
         Total Return Series ("TRS")...............    --          --         1
         Utilities Series ("UTS")..................    --          --     1,274
     OCC Accumulation Trust
         Equity Portfolio..........................    --          --       919
         Mid Cap Portfolio.........................    --          --     1,599
         Small Cap Portfolio.......................    --          --     1,089
         Managed Portfolio.........................    --          --       975
     Sun Capital Advisers Trust
         Sun Capital Money Market Fund.............    --          --     1,047
         Sun Capital Investment Grade Bond Fund....    --          --     1,043
         Sun Capital Real Estate Fund..............    --          --     1,133
         Sun Capital Select Equity Fund............    --          --     1,307
         Sun Capital Blue Chip Mid-Cap Fund........    --          --     1,515
         Sun Capital Investors Foundation Fund.....    --          --     1,141
                                                                        -------
             Net Assets Applicable to Sponsor:........................  $33,374
                                                                        =======

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2000 (Unaudited)

                                              AIM1         AIM2         AIM3         AIM4          AL1          AL2
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $--          $--          $--         $ --          $ 4,985       $ 541
                                             -------      -------      -------     --------      -------       -----
 EXPENSES:
   Mortality and expense risk charges....    $   (69)     $   (69)     $   (18)    $   (102)     $   (89)      $  (2)
   Cost of insurance.....................     (2,355)      (2,492)      (3,492)      (5,504)      (4,526)        (31)
                                             -------      -------      -------     --------      -------       -----
   Total expenses........................    $(2,424)     $(2,561)     $(3,510)    $ (5,606)     $(4,615)      $ (33)
                                             -------      -------      -------     --------      -------       -----
       Net investment income (loss)......    $(2,424)     $(2,561)     $(3,510)    $ (5,606)     $   370       $ 508
                                             -------      -------      -------     --------      -------       -----
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $ 8,638      $ 2,555      $ 3,506     $  5,386      $ 7,472       $  31
     Cost of investments sold............     (8,484)      (2,324)      (3,351)      (5,617)      (7,551)        (24)
                                             -------      -------      -------     --------      -------       -----
       Net realized gains (losses).......    $   154      $   231      $   154     $   (230)     $   (79)      $   6
                                             -------      -------      -------     --------      -------       -----
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................    $  (851)     $(2,660)     $  (626)    $ (5,072)     $(5,313)      $(106)
     Beginning of period.................        302          168          172          438          179         340
                                             -------      -------      -------     --------      -------       -----
       Change in unrealized appreciation
         (depreciation)..................    $(1,153)     $(2,828)     $  (798)    $ (5,510)     $(5,492)      $(446)
                                             -------      -------      -------     --------      -------       -----
     Realized and unrealized gains
       (losses)..........................    $  (999)     $(2,597)     $  (644)    $ (5,740)     $(5,571)      $(440)
                                             -------      -------      -------     --------      -------       -----
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................    $(3,422)     $(5,158)     $(4,153)    $(11,346)     $(5,201)      $  69
                                             =======      =======      =======     ========      =======       =====

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Six Months Ended June 30, 2000 (Unaudited)

                                               AL3          GS1          GS2          GS3          GS4
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $ 2,476      $--           $--        $ --          $--
                                             -------      -------       -----      --------      -------
 EXPENSES:
   Mortality and expense risk charges....    $   (12)     $  (181)      $--        $    (40)     $   (17)
   Cost of insurance.....................       (307)      (2,222)      --             (985)      (1,248)
                                             -------      -------       -----      --------      -------
   Total expenses........................    $  (319)     $(2,403)      $--        $ (1,025)     $(1,264)
                                             -------      -------       -----      --------      -------
       Net investment income (loss)......    $ 2,157      $(2,403)      $--        $ (1,025)     $(1,264)
                                             -------      -------       -----      --------      -------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $ 1,651      $ 7,714       $--        $ 25,910      $ 1,264
     Cost of investments sold............     (1,223)      (7,798)      --          (26,309)      (1,251)
                                             -------      -------       -----      --------      -------
       Net realized gains (losses).......    $   428      $   (84)      $--        $   (399)     $    13
                                             -------      -------       -----      --------      -------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................    $(2,456)     $(5,149)      $ (99)     $    (64)     $   307
     Beginning of period.................        340          190         141            88          (12)
                                             -------      -------       -----      --------      -------
       Change in unrealized appreciation
         (depreciation)..................    $(2,796)     $(5,339)      $  42      $   (152)     $   319
                                             -------      -------       -----      --------      -------
     Realized and unrealized gains
       (losses)..........................    $(2,368)     $(5,423)      $  42      $   (551)     $   332
                                             -------      -------       -----      --------      -------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................    $  (211)     $(7,826)      $  42      $ (1,577)     $  (932)
                                             =======      =======       =====      ========      =======

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Six Months Ended June 30, 2000 (Unaudited)

                                               GS5          CAS          CGS          EGS          GGS          HYS
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $--           $230         $ 77       $  8,344     $  2,787      $ 1,731
                                             -------       ----         ----       --------     --------      -------
 EXPENSES:
   Mortality and expense risk charges....    $   (29)     -$-          -$-         $   (200)    $   (105)     $   (32)
   Cost of insurance.....................       (771)       (21)       --            (5,074)      (8,218)        (913)
                                             -------       ----         ----       --------     --------      -------
   Total expenses........................    $  (799)      $(21)       -$-         $ (5,274)    $ (8,323)     $  (944)
                                             -------       ----         ----       --------     --------      -------
       Net investment income (loss)......    $  (799)      $209         $ 77       $  3,070     $ (5,536)     $   786
                                             -------       ----         ----       --------     --------      -------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $ 3,900       $ 21        -$-         $  4,033     $ 17,744      $ 1,015
     Cost of investments sold............     (3,765)       (19)       --            (3,354)     (18,646)      (1,066)
                                             -------       ----         ----       --------     --------      -------
       Net realized gains (losses).......    $   135       $  2        -$-         $    679     $   (903)     $   (50)
                                             -------       ----         ----       --------     --------      -------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................    $  (583)      $(48)        $148       $(22,160)    $   (806)     $(1,703)
     Beginning of period.................        135         33          220          1,911       --               23
                                             -------       ----         ----       --------     --------      -------
       Change in unrealized appreciation
         (depreciation)..................    $  (718)      $(81)        $(72)      $(24,071)    $   (806)     $(1,726)
                                             -------       ----         ----       --------     --------      -------
     Realized and unrealized gains
       (losses)..........................    $  (583)      $(79)        $(72)      $(23,392)    $ (1,709)     $(1,776)
                                             -------       ----         ----       --------     --------      -------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................    $(1,383)      $130         $  5       $(20,322)    $ (7,245)     $  (990)
                                             =======       ====         ====       ========     ========      =======

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Six Months Ended June 30, 2000 (Unaudited)

                                               MIS          NWD          TRS          UTS          OP1
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $ 1,151      $   357       $ 466       $   199      $   106
                                             -------      -------       -----       -------      -------
 EXPENSES:
   Mortality and expense risk charges....    $   (75)     $   (10)      $ (17)      $    (9)     $   (47)
   Cost of insurance.....................     (2,132)        (180)       (481)       (1,740)      (1,313)
                                             -------      -------       -----       -------      -------
   Total expenses........................    $(2,207)     $  (190)      $(498)      $(1,749)     $(1,360)
                                             -------      -------       -----       -------      -------
       Net investment income (loss)......    $(1,056)     $   167       $ (33)      $(1,550)     $(1,254)
                                             -------      -------       -----       -------      -------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $ 2,087      $ 3,217       $ 498       $ 1,752      $ 1,355
     Cost of investments sold............     (1,788)      (2,575)       (527)       (1,666)      (1,478)
                                             -------      -------       -----       -------      -------
       Net realized gains (losses).......    $   300      $   642       $ (28)      $    86      $  (124)
                                             -------      -------       -----       -------      -------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................    $(1,576)     $   125       $(325)      $  (459)     $(1,104)
     Beginning of period.................        773          266          (9)          533          (28)
                                             -------      -------       -----       -------      -------
       Change in unrealized appreciation
         (depreciation)..................    $(2,349)     $  (141)      $(316)      $  (992)     $(1,076)
                                             -------      -------       -----       -------      -------
     Realized and unrealized gains
       (losses)..........................    $(2,049)     $   501       $(344)      $  (906)     $(1,200)
                                             -------      -------       -----       -------      -------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................    $(3,105)     $   668       $(377)      $(2,456)     $(2,454)
                                             =======      =======       =====       =======      =======

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Six Months Ended June 30, 2000 (Unaudited)

                                               OP2          OP3          OP4         SCA1         SCA2
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $    40       $   6        $  89       $ 1,358      $   783
                                             -------       -----        -----       -------      -------
 EXPENSES:
   Mortality and expense risk charges....    $   (14)      $  (2)       $--         $  (161)     $   (82)
   Cost of insurance.....................       (273)       (144)       --           (2,055)      (2,328)
                                             -------       -----        -----       -------      -------
   Total expenses........................    $  (287)      $(147)       $--         $(2,216)     $(2,410)
                                             -------       -----        -----       -------      -------
       Net investment income (loss)......    $  (247)      $(140)       $  89       $  (858)     $(1,627)
                                             -------       -----        -----       -------      -------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $ 6,503       $ 291        $--         $ 4,966      $ 4,664
     Cost of investments sold............     (6,080)       (260)       --           (4,966)      (4,710)
                                             -------       -----        -----       -------      -------
       Net realized gains (losses).......    $   422       $  31        $--         $--          $   (46)
                                             -------       -----        -----       -------      -------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................    $   791       $   2        $(114)      $--          $   (57)
     Beginning of period.................        178         (34)           5        --              (24)
                                             -------       -----        -----       -------      -------
       Change in unrealized appreciation
         (depreciation)..................    $   613       $  36        $(119)      $--          $   (33)
                                             -------       -----        -----       -------      -------
     Realized and unrealized gains
       (losses)..........................    $ 1,035       $  67        $(119)      $--          $   (79)
                                             -------       -----        -----       -------      -------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................    $   788       $ (74)       $ (30)      $  (858)     $(1,705)
                                             =======       =====        =====       =======      =======

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Six Months Ended June 30, 2000 (Unaudited)

                                              SCA3         SCA4         SCA5         SCA6
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    -$-          $--           $--          $--
                                              ----        -------       -----        -----
 EXPENSES:
   Mortality and expense risk charges....    -$-          $   (27)      $  (6)       $  (9)
   Cost of insurance.....................    --            (1,025)       (214)        (544)
                                              ----        -------       -----        -----
   Total expenses........................    -$-          $(1,052)      $(220)       $(553)
                                              ----        -------       -----        -----
       Net investment income (loss)......    -$-          $(1,052)      $(220)       $(553)
                                              ----        -------       -----        -----
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    -$-          $ 1,052       $ 378        $ 674
     Cost of investments sold............    --              (801)       (265)        (597)
                                              ----        -------       -----        -----
       Net realized gains (losses).......    -$-          $   251       $ 113        $  77
                                              ----        -------       -----        -----
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................     $ 82        $(1,522)      $ 580        $ (27)
     Beginning of period.................      (79)           264         257          120
                                              ----        -------       -----        -----
       Change in unrealized appreciation
         (depreciation)..................     $161        $(1,786)      $ 323        $(147)
                                              ----        -------       -----        -----
     Realized and unrealized gains
       (losses)..........................     $161        $(1,535)      $ 436        $ (70)
                                              ----        -------       -----        -----
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................     $161        $(2,587)      $ 216        $(623)
                                              ====        =======       =====        =====

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended June 30, 2000 and the Period from August 25, 1999 to December 31, 1999 (Unaudited)

                                                     AIM1                      AIM2                      AIM3
                                                 Sub-Account               Sub-Account               Sub-Account
                                           ------------------------  ------------------------  ------------------------
                                           Six Months                Six Months                Six Months
                                             Ended     Period Ended    Ended     Period Ended    Ended     Period Ended
                                            June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                              2000       1999(a)        2000       1999(a)        2000       1999(a)
                                           ----------  ------------  ----------  ------------  ----------  ------------
 OPERATIONS:
   Net investment income (loss)..........   $(2,424)      $   28      $(2,561)      $   42      $(3,510)      $   10
   Net realized gains (losses)...........       154       --              231       --              154       --
   Net unrealized gains (losses).........    (1,153)         302       (2,828)         168         (798)         172
                                            -------       ------      -------       ------      -------       ------
       Increase (Decrease) in net assets
         from operations:................   $(3,422)      $  330      $(5,158)      $  210      $(4,153)      $  182
                                            -------       ------      -------       ------      -------       ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $ --          $1,000      $ 1,460       $1,000      $   260       $1,000
     Net transfers between sub-accounts
      and fixed accounts.................    35,916       --           35,129          375       66,129       --
     Withdrawals, surrenders and account
      fees...............................     --          --            --          --            --          --
                                            -------       ------      -------       ------      -------       ------
       Net contract owner activity.......   $35,916       $1,000      $36,589       $1,375      $66,389       $1,000
                                            -------       ------      -------       ------      -------       ------
     Increase (Decrease) in net assets...   $32,494       $1,330      $31,431       $1,585      $62,236       $1,182
 NET ASSETS
   Beginning of period...................     1,330       --            1,585       --            1,182       --
                                            -------       ------      -------       ------      -------       ------
   End of period.........................   $33,824       $1,330      $33,016       $1,585      $63,418       $1,182
                                            =======       ======      =======       ======      =======       ======

(a) for the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Six Months Ended June 30, 2000 and the Period from August 25, 1999 to December 31, 1999 (Unaudited)

                                                     AIM4                      AL1                       AL2
                                                 Sub-Account               Sub-Account               Sub-Account
                                           ------------------------  ------------------------  ------------------------
                                           Six Months                Six Months                Six Months
                                             Ended     Period Ended    Ended     Period Ended    Ended     Period Ended
                                            June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                              2000       1999(a)        2000       1999(a)        2000       1999(a)
                                           ----------  ------------  ----------  ------------  ----------  ------------
 OPERATIONS:
   Net investment income (loss)..........   $ (5,606)     $   48      $   370       $--          $  508       $--
   Net realized gains (losses)...........       (230)     --              (79)      --                6       --
   Net unrealized gains (losses).........     (5,510)        438       (5,492)         179         (446)         340
                                            --------      ------      -------       ------       ------       ------
       Increase (Decrease) in net assets
         from operations:................   $(11,346)     $  486      $(5,201)      $  179       $   69       $  340
                                            --------      ------      -------       ------       ------       ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $  2,026      $1,000      $    49       $1,000       $  251       $1,000
     Net transfers between sub-accounts
      and fixed accounts.................     95,331         749       71,924       --            2,807       --
     Withdrawals, surrenders and account
      fees...............................     --          --            --          --            --          --
                                            --------      ------      -------       ------       ------       ------
       Net contract owner activity.......   $ 97,357      $1,749      $71,972       $1,000       $3,058       $1,000
                                            --------      ------      -------       ------       ------       ------
     Increase (Decrease) in net assets...   $ 86,011      $2,235      $66,771       $1,179       $3,127       $1,340
 NET ASSETS
   Beginning of period...................      2,235      --            1,179       --            1,340       --
                                            --------      ------      -------       ------       ------       ------
   End of period.........................   $ 88,246      $2,235      $67,950       $1,179       $4,467       $1,340
                                            ========      ======      =======       ======       ======       ======

(a) for the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Six Months Ended June 30, 2000 and the Period from August 25, 1999 to December 31, 1999 (Unaudited)

                                                     AL3                       GS1                       GS2
                                                 Sub-Account               Sub-Account               Sub-Account
                                           ------------------------  ------------------------  ------------------------
                                           Six Months                Six Months                Six Months
                                             Ended     Period Ended    Ended     Period Ended    Ended     Period Ended
                                            June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                              2000       1999(a)        2000       1999(a)        2000       1999(a)
                                           ----------  ------------  ----------  ------------  ----------  ------------
 OPERATIONS:
   Net investment income (loss)..........   $ 2,157       $--         $ (2,403)     $    1       $--          $    3
   Net realized gains (losses)...........       428       --               (84)     --            --          --
   Net unrealized gains (losses).........    (2,796)         340        (5,339)        190           42          141
                                            -------       ------      --------      ------       ------       ------
       Increase (Decrease) in net assets
         from operations:................   $  (211)      $  340      $ (7,826)     $  191       $   42       $  144
                                            -------       ------      --------      ------       ------       ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $   260       $1,000      $     13      $1,000       $--          $1,000
     Net transfers between sub-accounts
      and fixed accounts.................     7,123       --           105,500      --            --          --
     Withdrawals, surrenders and account
      fees...............................     --          --            --          --            --          --
                                            -------       ------      --------      ------       ------       ------
       Net contract owner activity.......   $ 7,383       $1,000      $105,513      $1,000       $--          $1,000
                                            -------       ------      --------      ------       ------       ------
     Increase (Decrease) in net assets...   $ 7,172       $1,340      $ 97,687      $1,191       $   42       $1,144
 NET ASSETS
   Beginning of period...................     1,340       --             1,191      --            1,144       --
                                            -------       ------      --------      ------       ------       ------
   End of period.........................   $ 8,512       $1,340      $ 98,878      $1,191       $1,186       $1,144
                                            =======       ======      ========      ======       ======       ======

(a) for the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Six Months Ended June 30, 2000 and the Period from August 25, 1999 to December 31, 1999 (Unaudited)

                                                     GS3                       GS4                       GS5
                                                 Sub-Account               Sub-Account               Sub-Account
                                           ------------------------  ------------------------  ------------------------
                                           Six Months                Six Months                Six Months
                                             Ended     Period Ended    Ended     Period Ended    Ended     Period Ended
                                            June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                              2000       1999(a)        2000       1999(a)        2000       1999(a)
                                           ----------  ------------  ----------  ------------  ----------  ------------
 OPERATIONS:
   Net investment income (loss)..........   $(1,025)      $   16      $(1,264)      $   11      $  (799)      $   91
   Net realized gains (losses)...........      (399)      --               13       --              135       --
   Net unrealized gains (losses).........      (152)          88          319          (12)        (718)         135
                                            -------       ------      -------       ------      -------       ------
       Increase (Decrease) in net assets
         from operations:................   $(1,577)      $  104      $  (932)      $   (1)     $(1,383)      $  226
                                            -------       ------      -------       ------      -------       ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $   296       $1,000      $ --          $1,000      $   355       $1,000
     Net transfers between sub-accounts
      and fixed accounts.................     1,481          561       20,151       --           15,942       --
     Withdrawals, surrenders and account
      fees...............................     --          --            --          --            --          --
                                            -------       ------      -------       ------      -------       ------
       Net contract owner activity.......   $ 1,777       $1,561      $20,151       $1,000      $16,297       $1,000
                                            -------       ------      -------       ------      -------       ------
     Increase (Decrease) in net assets...   $   200       $1,665      $19,219       $  999      $14,915       $1,226
 NET ASSETS
   Beginning of period...................     1,665       --              999       --            1,226       --
                                            -------       ------      -------       ------      -------       ------
   End of period.........................   $ 1,865       $1,665      $20,218       $  999      $16,141       $1,226
                                            =======       ======      =======       ======      =======       ======

(a) for the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Six Months Ended June 30, 2000 and the Period from August 25, 1999 to December 31, 1999 (Unaudited)

                                                     CAS                       CGS                       EGS
                                                 Sub-Account               Sub-Account               Sub-Account
                                           ------------------------  ------------------------  ------------------------
                                           Six Months                Six Months                Six Months
                                             Ended     Period Ended    Ended     Period Ended    Ended     Period Ended
                                            June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                              2000       1999(a)        2000       1999(a)        2000       1999(a)
                                           ----------  ------------  ----------  ------------  ----------  ------------
 OPERATIONS:
   Net investment income (loss)..........    $  209       $--          $   77       $--         $  3,070      $  (187)
   Net realized gains (losses)...........         2       --            --          --               679          365
   Net unrealized gains (losses).........       (81)         266          (72)          33       (24,071)       1,911
                                             ------       ------       ------       ------      --------      -------
       Increase (Decrease) in net assets
         from operations:................    $  130       $  266       $    5       $   33      $(20,322)     $ 2,089
                                             ------       ------       ------       ------      --------      -------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $--          $1,000       $--          $1,000      $    657      $ 1,000
     Net transfers between sub-accounts
      and fixed accounts.................       639       --              162       --           110,548        9,901
     Withdrawals, surrenders and account
      fees...............................     --          --            --          --            --           (1,314)
                                             ------       ------       ------       ------      --------      -------
       Net contract owner activity.......    $  639       $1,000       $  162       $1,000      $111,205      $ 9,587
                                             ------       ------       ------       ------      --------      -------
     Increase (Decrease) in net assets...    $  769       $1,266       $  167       $1,033      $ 90,882      $11,676
 NET ASSETS
   Beginning of period...................     1,266       --            1,033       --            11,676       --
                                             ------       ------       ------       ------      --------      -------
   End of period.........................    $2,035       $1,266       $1,200       $1,033      $102,558      $11,676
                                             ======       ======       ======       ======      ========      =======

(a) for the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Six Months Ended June 30, 2000 and the Period from August 25, 1999 to December 31, 1999 (Unaudited)

                                                     GGS                       HYS                       MIS
                                                 Sub-Account               Sub-Account               Sub-Account
                                           ------------------------  ------------------------  ------------------------
                                           Six Months                Six Months                Six Months
                                             Ended     Period Ended    Ended     Period Ended    Ended     Period Ended
                                            June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                              2000       1999(a)        2000       1999(a)        2000       1999(a)
                                           ----------  ------------  ----------  ------------  ----------  ------------
 OPERATIONS:
   Net investment income (loss)..........   $ (5,536)     $--         $   786       $--         $(1,056)      $  (184)
   Net realized gains (losses)...........       (903)     --              (50)      --              300           171
   Net unrealized gains (losses).........       (806)     --           (1,726)          23       (2,349)          773
                                            --------      ------      -------       ------      -------       -------
       Increase (Decrease) in net assets
         from operations:................   $ (7,245)     $--         $  (990)      $   23      $(3,105)      $   760
                                            --------      ------      -------       ------      -------       -------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $  1,382      $1,000      $   494       $1,000      $   102       $ 1,000
     Net transfers between sub-accounts
      and fixed accounts.................    142,360         561       17,482          187       20,974         9,901
     Withdrawals, surrenders and account
      fees...............................     --          --            --          --            --           (1,145)
                                            --------      ------      -------       ------      -------       -------
       Net contract owner activity.......   $143,742      $1,561      $17,975       $1,187      $21,076       $ 9,756
                                            --------      ------      -------       ------      -------       -------
     Increase (Decrease) in net assets...   $136,497      $1,561      $16,985       $1,210      $17,971       $10,516
 NET ASSETS
   Beginning of period...................      1,561      --            1,210       --           10,516        --
                                            --------      ------      -------       ------      -------       -------
   End of period.........................   $138,058      $1,561      $18,195       $1,210      $28,487       $10,516
                                            ========      ======      =======       ======      =======       =======

(a) for the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Six Months Ended June 30, 2000 and the Period from August 25, 1999 to December 31, 1999 (Unaudited)

                                                     NWD                       TRS                       UTS
                                                 Sub-Account               Sub-Account               Sub-Account
                                           ------------------------  ------------------------  ------------------------
                                           Six Months                Six Months                Six Months
                                             Ended     Period Ended    Ended     Period Ended    Ended     Period Ended
                                            June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                              2000       1999(a)        2000       1999(a)        2000       1999(a)
                                           ----------  ------------  ----------  ------------  ----------  ------------
 OPERATIONS:
   Net investment income (loss)..........   $   167       $--          $  (33)      $  (87)     $(1,550)      $--
   Net realized gains (losses)...........       642       --              (28)          (3)          86       --
   Net unrealized gains (losses).........      (141)         533         (316)          (9)        (992)         220
                                            -------       ------       ------       ------      -------       ------
       Increase (Decrease) in net assets
         from operations:................   $   668       $  533       $ (377)      $  (99)     $(2,456)      $  220
                                            -------       ------       ------       ------      -------       ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $   254       $1,000       $--          $1,000      $    20       $1,000
     Net transfers between sub-accounts
      and fixed accounts.................     7,635       --              123        4,951       31,829       --
     Withdrawals, surrenders and account
      fees...............................     --          --            --            (985)       --          --
                                            -------       ------       ------       ------      -------       ------
       Net contract owner activity.......   $ 7,889       $1,000       $  123       $4,966      $31,849       $1,000
                                            -------       ------       ------       ------      -------       ------
     Increase (Decrease) in net assets...   $ 8,557       $1,533       $ (254)      $4,867      $29,393       $1,220
 NET ASSETS
   Beginning of period...................     1,533       --            4,867       --            1,220       --
                                            -------       ------       ------       ------      -------       ------
   End of period.........................   $10,090       $1,533       $4,613       $4,867      $30,613       $1,220
                                            =======       ======       ======       ======      =======       ======

(a) for the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Six Months Ended June 30, 2000 and the Period from August 25, 1999 to December 31, 1999 (Unaudited)

                                                     OP1                       OP2                       OP3
                                                 Sub-Account               Sub-Account               Sub-Account
                                           ------------------------  ------------------------  ------------------------
                                           Six Months                Six Months                Six Months
                                             Ended     Period Ended    Ended     Period Ended    Ended     Period Ended
                                            June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                              2000       1999(a)        2000       1999(a)        2000       1999(a)
                                           ----------  ------------  ----------  ------------  ----------  ------------
 OPERATIONS:
   Net investment income (loss)..........   $(1,254)      $--          $ (247)      $   28       $ (140)      $--
   Net realized gains (losses)...........      (124)      --              422       --               31       --
   Net unrealized gains (losses).........    (1,076)         (28)         613          178           36          (34)
                                            -------       ------       ------       ------       ------       ------
       Increase (Decrease) in net assets
         from operations:................   $(2,454)      $  (28)      $  788       $  206       $  (74)      $  (34)
                                            -------       ------       ------       ------       ------       ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $ 1,184       $1,000       $--          $1,000       $  198       $1,000
     Net transfers between sub-accounts
      and fixed accounts.................    26,576       --            5,673       --            8,533       --
     Withdrawals, surrenders and account
      fees...............................     --          --            --          --            --          --
                                            -------       ------       ------       ------       ------       ------
       Net contract owner activity.......   $27,760       $1,000       $5,673       $1,000       $8,732       $1,000
                                            -------       ------       ------       ------       ------       ------
     Increase (Decrease) in net assets...   $25,307       $  972       $6,461       $1,206       $8,658       $  966
 NET ASSETS
   Beginning of period...................       972       --            1,206       --              966       --
                                            -------       ------       ------       ------       ------       ------
   End of period.........................   $26,279       $  972       $7,667       $1,206       $9,624       $  966
                                            =======       ======       ======       ======       ======       ======

(a) for the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Six Months Ended June 30, 2000 and the Period from August 25, 1999 to December 31, 1999 (Unaudited)

                                                     OP4                       SCA1                      SCA2
                                                 Sub-Account               Sub-Account               Sub-Account
                                           ------------------------  ------------------------  ------------------------
                                           Six Months                Six Months                Six Months
                                             Ended     Period Ended    Ended     Period Ended    Ended     Period Ended
                                            June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                              2000       1999(a)        2000       1999(a)        2000       1999(a)
                                           ----------  ------------  ----------  ------------  ----------  ------------
 OPERATIONS:
   Net investment income (loss)..........    $   89       $--         $   (858)     $   17      $(1,627)      $   22
   Net realized gains (losses)...........     --          --            --          --              (46)      --
   Net unrealized gains (losses).........      (119)           5        --          --              (33)         (24)
                                             ------       ------      --------      ------      -------       ------
       Increase (Decrease) in net assets
         from operations:................    $  (30)      $    5      $   (858)     $   17      $(1,705)      $   (2)
                                             ------       ------      --------      ------      -------       ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $--          $1,000      $    995      $1,000      $ 1,974       $1,000
     Net transfers between sub-accounts
      and fixed accounts.................     --          --           159,488      --           43,213          749
     Withdrawals, surrenders and account
      fees...............................     --          --            --          --            --          --
                                             ------       ------      --------      ------      -------       ------
       Net contract owner activity.......    $--          $1,000      $160,482      $1,000      $45,187       $1,749
                                             ------       ------      --------      ------      -------       ------
     Increase (Decrease) in net assets...    $  (30)      $1,005      $159,625      $1,017      $43,482       $1,747
 NET ASSETS
   Beginning of period...................     1,005       --             1,017      --            1,747       --
                                             ------       ------      --------      ------      -------       ------
   End of period.........................    $  975       $1,005      $160,642      $1,017      $45,229       $1,747
                                             ======       ======      ========      ======      =======       ======

(a) for the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Six Months Ended June 30, 2000 and the Period from August 25, 1999 to December 31, 1999 (Unaudited)

                                                     SCA3                      SCA4                      SCA5
                                                 Sub-Account               Sub-Account               Sub-Account
                                           ------------------------  ------------------------  ------------------------
                                           Six Months                Six Months                Six Months
                                             Ended     Period Ended    Ended     Period Ended    Ended     Period Ended
                                            June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                              2000       1999(a)        2000       1999(a)        2000       1999(a)
                                           ----------  ------------  ----------  ------------  ----------  ------------
 OPERATIONS:
   Net investment income (loss)..........    $--          $   51      $(1,052)      $--          $ (220)      $   38
   Net realized gains (losses)...........     --          --              251       --              113       --
   Net unrealized gains (losses).........       161          (79)      (1,786)         264          323          257
                                             ------       ------      -------       ------       ------       ------
       Increase (Decrease) in net assets
         from operations:................    $  161       $  (28)     $(2,587)      $  264       $  216       $  295
                                             ------       ------      -------       ------       ------       ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $--          $1,000      $ --          $1,000       $1,480       $1,000
     Net transfers between sub-accounts
      and fixed accounts.................     --          --           14,427       --              783          562
     Withdrawals, surrenders and account
      fees...............................     --          --            --          --            --          --
                                             ------       ------      -------       ------       ------       ------
       Net contract owner activity.......    $--          $1,000      $14,427       $1,000       $2,264       $1,562
                                             ------       ------      -------       ------       ------       ------
     Increase (Decrease) in net assets...    $  161       $  972      $11,839       $1,264       $2,480       $1,857
 NET ASSETS
   Beginning of period...................       972       --            1,264       --            1,857       --
                                             ------       ------      -------       ------       ------       ------
   End of period.........................    $1,133       $  972      $13,103       $1,264       $4,337       $1,857
                                             ======       ======      =======       ======       ======       ======

(a) for the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

For the Six Months Ended June 30, 2000 and the Period from August 25, 1999 to December 31, 1999 (Unaudited)

                                                            SCA6
                                                        Sub-Account
                                           --------------------------------------
                                           Six Months Ended      Period Ended
                                            June 30, 2000    December 31, 1999(a)
                                           ----------------  --------------------
 OPERATIONS:
   Net investment income (loss)..........       $  (553)            $    2
   Net realized gains (losses)...........            77           --
   Net unrealized gains (losses).........          (147)               120
                                                -------             ------
       Increase (Decrease) in net assets
         from operations:................       $  (623)            $  122
                                                -------             ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........       $--                 $1,000
     Net transfers between sub-accounts
      and fixed accounts.................        25,424           --
     Withdrawals, surrenders and account
      fees...............................       --                --
                                                -------             ------
       Net contract owner activity.......       $25,424             $1,000
                                                -------             ------
     Increase (Decrease) in net assets...       $24,801             $1,122
 NET ASSETS
   Beginning of period...................         1,122           --
                                                -------             ------
   End of period.........................       $25,923             $1,122
                                                =======             ======

(a) for the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) ORGANIZATION

Sun Life (U.S.) Variable Account I (the "Variable Account"), a separate account of Sun Life Financial (U.S.) (the "Sponsor") was established on August 25, 1999 as a funding vehicle for the variable portion of certain individual variable universal life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners. The funds currently offered are as follows: AIM Variable Insurance Funds, Inc., the Alger American Fund, Goldman Sachs Variable Insurance Trust, MFS/Sun Life Series Trust, OCC Accumulated Trust, and Sun Capital Advisers Trust (collectively the "Funds"). The MFS/Sun Life Series Trust and Sun Capital Advisers Trust are advised by affiliates of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(3) CONTRACT CHARGES

The Sponsor deducts a sales charge from purchase payments. The current charge is 5.25% of the amount of purchase payments. The maximum charge is guaranteed not to exceed 7.25% of purchase payments.

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The maximum deduction is at an effective annual rate of 0.90%. The rate in effect January 1, 1999 through May 31, 2000 was equivalent to 0.80% for Policy Years 1 through 10 and .50% thereafter. The current effective annual rate in effect at June 1, 2000 is equivalent to 0.60% for Policy Years 1 through 10 and 0.20% thereafter.

Each month, a monthly administration charge ("Account Fee") of $8 is deducted from each contract's account value to cover administrative expenses relating to the contract.

Within the first 10 Policy Years or the 10 Policy Years following an increase in the specified face amount of the policy, a surrender charge may be deducted to cover certain expenses relating to the sale of the contract. The base surrender charge will be an amount based on certain factors, including the specified face amount of the policy, the insured's age, sex and rating class. The charge will be 100% of the base surrender charge in the first 5 Policy Years, or the first
5 Policy Years after an increase in the specified face amount, scaling down to zero after 10 Policy Years.

The Sponsor deducts a monthly cost of insurance from the account value to cover anticipated costs of providing insurance coverage. The charge will be based on the Sponsor's expectation of future mortality, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

During 1999, the Company deposited $1,000 of initial "seed" money in each of the Sub-Accounts. Unlike normal participant transactions, the initial "seed" money deposited is not issued with corresponding units. The accumulated balance of "seed" money remaining in the Sub-Accounts total $33,374 at June 30, 2000.

Transactions in participant units were as follows:

                                         AIM1                         AIM2                         AIM3                 AIM4
                                     Sub-Account                  Sub-Account                  Sub-Account           Sub-Account
                              --------------------------   --------------------------   --------------------------   ----------
                              Six Months                   Six Months                   Six Months                   Six Months
                                Ended      Period Ended      Ended      Period Ended      Ended      Period Ended      Ended
                               June 30     December 31,     June 30     December 31,     June 30     December 31,     June 30
                                 2000         1999(a)         2000         1999(a)         2000         1999(a)         2000
                              ----------   -------------   ----------   -------------   ----------   -------------   ----------
Units Outstanding Beginning
  of period.................    --             --               32          --            --             --               53
Units purchased.............    2,351          --            2,726          --              101          --            3,245
Units transferred between
  sub-accounts and fixed
  account...................       97          --                9              32        5,434          --            3,918
Units withdrawn and
  surrendered...............     (169)         --             (239)         --             (295)         --             (493)
                                -----        --------        -----        --------        -----        --------        -----
Units Outstanding End of
  period....................    2,279          --            2,528              32        5,240              --        6,723
                                =====        ========        =====        ========        =====        ========        =====

                                  AIM4
                             Sub-Account
                              -------------

                              Period Ended
                              December 31,
                                 1999(a)
                              -------------
Units Outstanding Beginning
  of period.................      --
Units purchased.............      --
Units transferred between
  sub-accounts and fixed
  account...................          53
Units withdrawn and
  surrendered...............      --
                                --------
Units Outstanding End of
  period....................          53
                                ========

                                         AL1                          AL2                          AL3                  GS1
                                     Sub-Account                  Sub-Account                  Sub-Account           Sub-Account
                              --------------------------   --------------------------   --------------------------   ----------
                              Six Months                   Six Months                   Six Months                   Six Months
                                Ended      Period Ended      Ended      Period Ended      Ended      Period Ended      Ended
                               June 30     December 31,     June 30     December 31,     June 30     December 31,     June 30
                                 2000         1999(a)         2000         1999(a)         2000         1999(a)         2000
                              ----------   -------------   ----------   -------------   ----------   -------------   ----------
Units Outstanding Beginning
  of period.................    --             --            --             --            --             --            --
Units purchased.............    3,184          --              87           --             470           --            8,043
Units transferred between
  sub-accounts and fixed
  account...................    2,705          --             133           --              99           --              155
Units withdrawn and
  surrendered...............     (377)         --              (2)          --             (23)          --             (183)
                                -----        --------         ---         --------         ---         --------        -----
Units Outstanding End of
  period....................    5,512              --         218           --             546           --            8,015
                                =====        ========         ===         ========         ===         ========        =====

                                   GS1
                             Sub-Account
                              -------------

                              Period Ended
                              December 31,
                                 1999(a)
                              -------------
Units Outstanding Beginning
  of period.................      --
Units purchased.............      --
Units transferred between
  sub-accounts and fixed
  account...................      --
Units withdrawn and
  surrendered...............      --
                                --------
Units Outstanding End of
  period....................      --
                                ========

(a) for the period from August 25, 1999 (commencement of operations) through December 31, 1999

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued
During 1999, the Company deposited $1,000 of initial "seed" money in each of the Sub-Accounts. Unlike normal participant transactions, the initial "seed" money deposited is not issued with corresponding units. The accumulated balance of "seed" money remaining in the Sub-Accounts total $33,374 at June 30, 2000.

Transactions in participant units were as follows:

                                         GS2                          GS3                          GS4                  GS5
                                     Sub-Account                  Sub-Account                  Sub-Account           Sub-Account
                              --------------------------   --------------------------   --------------------------   ----------
                              Six Months                   Six Months                   Six Months                   Six Months
                                Ended      Period Ended      Ended      Period Ended      Ended      Period Ended      Ended
                               June 30     December 31,     June 30     December 31,     June 30     December 31,     June 30
                                 2000         1999(a)         2000         1999(a)         2000         1999(a)         2000
                              ----------   -------------   ----------   -------------   ----------   -------------   ----------
Units Outstanding Beginning
  of period.................     --            --                52         --            --             --            --
Units purchased.............     --            --             2,385         --              516          --            1,313
Units transferred between
  sub-accounts and fixed
  account...................     --            --            (2,198)            52        1,532          --            --
Units withdrawn and
  surrendered...............     --            --              (166)        --             (126)         --              (63)
                               --------      --------        ------       --------        -----        --------        -----
Units Outstanding End of
  period....................         --        --                73             52        1,922          --            1,250
                               ========      ========        ======       ========        =====        ========        =====

                                   GS5
                             Sub-Account
                              -------------

                              Period Ended
                              December 31,
                                 1999(a)
                              -------------
Units Outstanding Beginning
  of period.................      --
Units purchased.............      --
Units transferred between
  sub-accounts and fixed
  account...................      --
Units withdrawn and
  surrendered...............      --
                                --------
Units Outstanding End of
  period....................      --
                                ========

                                         CAS                          CGS                          EGS                  GGS
                                     Sub-Account                  Sub-Account                  Sub-Account           Sub-Account
                              --------------------------   --------------------------   --------------------------   ----------
                              Six Months                   Six Months                   Six Months                   Six Months
                                Ended      Period Ended      Ended      Period Ended      Ended      Period Ended      Ended
                               June 30     December 31,     June 30     December 31,     June 30     December 31,     June 30
                                 2000         1999(a)         2000         1999(a)         2000         1999(a)         2000
                              ----------   -------------   ----------   -------------   ----------   -------------   ----------
Units Outstanding Beginning
  of period.................     --            --             --            --              742         --                 56
Units purchased.............         42        --             --            --            5,062         --              4,459
Units transferred between
  sub-accounts and fixed
  account...................         12        --                 15        --            1,144           742           9,585
Units withdrawn and
  surrendered...............         (2)       --             --            --             (297)        --               (880)
                               --------      --------       --------      --------        -----           ---          ------
Units outstanding End of
  period....................         52        --                 15        --            6,651           742          13,220
                               ========      ========       ========      ========        =====           ===          ======

                                   GGS
                             Sub-Account
                              -------------

                              Period Ended
                              December 31,
                                 1999(a)
                              -------------
Units Outstanding Beginning
  of period.................      --
Units purchased.............      --
Units transferred between
  sub-accounts and fixed
  account...................          56
Units withdrawn and
  surrendered...............      --
                                --------
Units outstanding End of
  period....................          56
                                ========

(a) for the period from August 25, 1999 (commencement of operations) through December 31, 1999

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued
During 1999, the Company deposited $1,000 of initial "seed" money in each of the Sub-Accounts. Unlike normal participant transactions, the initial "seed" money deposited is not issued with corresponding units. The accumulated balance of "seed" money remaining in the Sub-Accounts total $33,374 at June 30, 2000.

Transactions in participant units were as follows:

                                        HYS                          MIS                          NWD                  TRS
                                    Sub-Account                  Sub-Account                  Sub-Account           Sub-Account
                             --------------------------   --------------------------   --------------------------   ----------
                             Six Months                   Six Months                   Six Months                   Six Months
                               Ended      Period Ended      Ended      Period Ended      Ended      Period Ended      Ended
                              June 30     December 31,     June 30     December 31,     June 30     December 31,     June 30
                                2000         1999(a)         2000         1999(a)         2000         1999(a)         2000
                             ----------   -------------   ----------   -------------   ----------   -------------   ----------
Units Outstanding Beginning
  of period................       18          --              851         --             --             --             495
Units purchased............    1,793          --            1,362         --              316           --            --
Units transferred between
  sub-accounts and fixed
  account..................       (7)             18          173           851           205           --              12
Units withdrawn and
  surrendered..............     (115)         --             (155)        --              (11)          --             (49)
                               -----        --------        -----           ---           ---         --------         ---
Units outstanding End of
  period...................    1,689              18        2,231           851           510           --             458
                               =====        ========        =====           ===           ===         ========         ===

                                  TRS
                            Sub-Account
                             -------------

                             Period Ended
                             December 31,
                                1999(a)
                             -------------
Units Outstanding Beginning
  of period................     --
Units purchased............     --
Units transferred between
  sub-accounts and fixed
  account..................       495
Units withdrawn and
  surrendered..............     --
                                  ---
Units outstanding End of
  period...................       495
                                  ===

                                         UTS                          OP1                          OP2                  OP3
                                     Sub-Account                  Sub-Account                  Sub-Account           Sub-Account
                              --------------------------   --------------------------   --------------------------   ----------
                              Six Months                   Six Months                   Six Months                   Six Months
                                Ended      Period Ended      Ended      Period Ended      Ended      Period Ended      Ended
                               June 30     December 31,     June 30     December 31,     June 30     December 31,     June 30
                                 2000         1999(a)         2000         1999(a)         2000         1999(a)         2000
                              ----------   -------------   ----------   -------------   ----------   -------------   ----------
Units Outstanding Beginning
  of period.................    --             --            --             --            --             --            --
Units purchased.............        9          --            2,902          --             459           --              19
Units transferred between
  sub-accounts and fixed
  account...................    2,456          --               43          --            --             --             779
Units withdrawn and
  surrendered...............     (137)         --             (157)         --             (20)          --             (13)
                                -----        --------        -----        --------         ---         --------         ---
Units outstanding End of
  period....................    2,328          --            2,788          --             439           --             785
                                =====        ========        =====        ========         ===         ========         ===

                                   OP3
                             Sub-Account
                              -------------

                              Period Ended
                              December 31,
                                 1999(a)
                              -------------
Units Outstanding Beginning
  of period.................      --
Units purchased.............      --
Units transferred between
  sub-accounts and fixed
  account...................      --
Units withdrawn and
  surrendered...............      --
                                --------
Units outstanding End of
  period....................      --
                                ========

(a) for the period from August 25, 1999 (commencement of operations) through December 31, 1999

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued
During 1999, the Company deposited $1,000 of initial "seed" money in each of the Sub-Accounts. Unlike normal participant transactions, the initial "seed" money deposited is not issued with corresponding units. The accumulated balance of "seed" money remaining in the Sub-Accounts total $33,374 at June 30, 2000.

Transactions in participant units were as follows:

                                           OP4                          SCA1                         SCA2                 SCA3
                                       Sub-Account                  Sub-Account                  Sub-Account           Sub-Account
                                --------------------------   --------------------------   --------------------------   ----------
                                Six Months                   Six Months                   Six Months                   Six Months
                                  Ended      Period Ended      Ended      Period Ended      Ended      Period Ended      Ended
                                 June 30     December 31,     June 30     December 31,     June 30     December 31,     June 30
                                   2000         1999(a)         2000         1999(a)         2000         1999(a)         2000
                                ----------   -------------   ----------   -------------   ----------   -------------   ----------
Units Outstanding Beginning of
  period......................     --            --             --            --               75          --            --
Units purchased...............     --            --             2,180         --            4,635          --            --
Units transferred between sub-
  accounts and fixed
  account.....................     --            --            13,385         --              (70)             75        --
Units withdrawn and
  surrendered.................     --            --              (200)        --             (339)         --            --
                                 --------      --------        ------       --------        -----        --------        -----
Units outstanding End of
  period......................         --        --            15,365         --            4,301              75        --
                                 ========      ========        ======       ========        =====        ========        =====

                                    SCA3
                               Sub-Account
                                -------------

                                Period Ended
                                December 31,
                                   1999(a)
                                -------------
Units Outstanding Beginning of
  period......................      --
Units purchased...............      --
Units transferred between sub-
  accounts and fixed
  account.....................      --
Units withdrawn and
  surrendered.................      --
                                  --------
Units outstanding End of
  period......................      --
                                  ========

                                                        SCA4                         SCA5                         SCA6
                                                    Sub-Account                  Sub-Account                  Sub-Account
                                             --------------------------   --------------------------   --------------------------
                                             Six Months                   Six Months                   Six Months
                                               Ended      Period Ended      Ended      Period Ended      Ended      Period Ended
                                              June 30     December 31,     June 30     December 31,     June 30     December 31,
                                                2000         1999(a)         2000         1999(a)         2000         1999(a)
                                             ----------   -------------   ----------   -------------   ----------   -------------
Units Outstanding Beginning of period......    --             --              46           --            --             --
Units purchased............................     987           --             220           --              105          --
Units transferred between sub-accounts and
  fixed account............................    --             --            --                 46        2,141          --
Units withdrawn and surrendered............     (78)          --             (79)          --              (49)         --
                                                ---         --------         ---         --------        -----        --------
Units outstanding End of period............     909           --             187               46        2,197          --
                                                ===         ========         ===         ========        =====        ========

(a) for the period from August 25, 1999 (commencement of operations) through December 31, 1999

FUTURITY VARIABLE UNIVERSAL LIFE
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, Vice Chairman and Director
JAMES A. McNULTY, III, President and Director
RICHARD B. BAILEY, Director
GREGORY W. GEE, Director
DAVID D. HORN, Director
ANGUS A. MacNAUGHTON, Director
S. CAESAR RABOY, Director
WILLIAM W. STINSON, Director
PETER F. DEMUTH, Vice President, Chief
  Counsel and Assistant Secretary
ELLEN B. KING, Counsel and Secretary
ROBERT P. VROLYK, Vice President and Actuary
DAVEY S. SCOON, Vice President, Finance and
  Treasurer
RONALD J. FERNANDES, Vice President, Retirement
  Products and Services
JAMES M.A. Anderson, Vice President, Investments
ROBIN L. CAMARA, Vice President, Human
  Resources and Administrative Services
JAMES R. SMITH, Vice President and
  Chief Information Officer
MARK W. DETORA, Vice President,
  Individual Insurance

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)
Variable Life Service Unit, SC 1275
One Sun Life Executive Park
Wellesley Hills, MA 02481
Call Toll Free 1-800-770-6554

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

AUDITORS
Deloitte & Touche
200 Berkeley Street
Boston, MA 02116-0522

                                                                     CO2-2/99 6M

                                  FUTURITY-SM-
                               VARIABLE UNIVERSAL
                                 LIFE INSURANCE
                          ---------------------------
                       SEMI-ANNUAL REPORT, JUNE 30, 2000

                                     [LOGO]

                        VARIABLE PRODUCTS ARE ISSUED BY
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                   AND DISTRIBUTED THROUGH SUN LIFE OF CANADA
                           (U.S.) DISTRIBUTORS INC.,
                            MEMBERS OF THE SUN LIFE
                         FINANCIAL GROUP OF COMPANIES.